GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B OF GOLDEN AMERICAN LIFE INSURANCE COMPANY

                              PROSPECTUS SUPPLEMENT
                             DATED FEBRUARY 4, 2003

                          SUPPLEMENT TO THE PROSPECTUS
                              DATED MAY 1, 2002 FOR

            DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY CONTRACTS
                ISSUED BY GOLDEN AMERICAN LIFE INSURANCE COMPANY
                       "GOLDENSELECT ACCESS(R) PROSPECTUS"

                          -----------------------------

The following information supplements the "Optional Riders" section of the prospectus with regard to the benefit under the Minimum Guaranteed Income Benefit ("MGIB") Rider and the charges under all three optional benefit riders. These provisions apply only to a new category of contract owners, Yr-2003 contract owners. Yr-2003 contract owners are those who purchased contracts on or after January 15, 2003, and whose contracts contain the new living benefit rider provisions described in this supplement.

OPTIONAL RIDER CHARGES

The section, "Optional Rider Charges" under "Charges and Fees" in the prospectus is hereby amended to provide that the quarterly charge for the Minimum Guaranteed Accumulation Benefit Rider ("MGAB") and the Minimum Guaranteed Withdrawal Benefit Rider ("MGWB") is 0.1625% of the MGAB Charge Base or original MGWB Eligible Payment Amount, as applicable (0.65% annually). The quarterly charge for the MGIB Rider for Yr-2003 contracts is 0.1875% of the MGIB Charge Base (0.75% annually).

MGIB CHARGE BASE: The MGIB Charge Base is the greater of the MGIB Rollup Base and the MGIB Ratchet Base.

     (i) The MGIB Rollup Base is equal to the lesser of the Maximum MGIB Base and the sum of (a), (b) and (c) where:

          (a)  is the MGIB Rollup Base for Covered Funds;

          (b)  is the MGIB Rollup Base for Special Funds;

          (c)  is the MGIB Rollup Base for Excluded Funds; and

     (ii) The MGIB Ratchet Base is equal to the sum of (a) and (b) where:

          (a)  is the MGIB Ratchet Base for Covered and Special Funds; and

          (b)  is the MGIB Ratchet Base for Excluded Funds.

CALCULATION OF MINIMUM GUARANTEED INCOME BENEFIT

The section, "Minimum Guaranteed Income Benefit (MGIB) Rider" under "Optional Riders" in the prospectus is hereby amended as follows for Yr-2003 contract owners. Other than as noted below, the provisions of the prospectus remain unchanged and continue to apply.

125125   Access                                                      02/04/2003

MGIB BENEFIT BASE: The MGIB Benefit Base is equal to the greater of the MGIB Rollup Benefit Base and the MGIB Ratchet Benefit Base.

     (i) The MGIB Rollup Benefit Base is equal to the lesser of the Maximum MGIB Base and the sum of (a), (b) and (c) where:

          (a)  is the MGIB Rollup Base for Covered Funds;

          (b)  is the MGIB Rollup Base for Special Funds;

          (c)  is the contract value allocated to Excluded Funds; and

     (ii) The MGIB Ratchet Benefit Base is equal to the sum of (a) and (b) where:

          (a)  is the MGIB Ratchet Base for Covered and Special Funds; and

          (b)  is the contract value allocated to Excluded Funds.

The MGIB ROLLUP BASE is calculated as described in the prospectus for the MGIB Base except that the MAXIMUM MGIB BASE equals 300% of eligible premiums adjusted pro rata for withdrawals, and the words, "MGIB Rollup Base", replace the words, "MGIB Base".

The MGIB RATCHET BASE FOR COVERED FUNDS AND SPECIAL FUNDS equals:

     o on the rider date, eligible premiums, or the contract value, if applicable, allocated to Covered Funds and Special Funds;

     o on each "quarterly anniversary date" prior to attainment of age 90, the MGIB Ratchet Base for Covered Funds and Special Funds is set equal to the greater of :

          (1) the current contract value allocated to Covered Funds and Special Funds (after any deductions occurring on that date); and

          (2) the MGIB Ratchet Base for Covered Funds and Special Funds from the most recent prior quarterly anniversary date, adjusted for any new eligible premiums and withdrawals attributable to Covered Funds or Special Funds, and transfers.

     o at other times, the MGIB Ratchet Base for Covered Funds and Special Funds is the MGIB Ratchet Base from the prior quarterly anniversary date, adjusted for subsequent eligible premiums and withdrawals attributable to Covered Funds or Special Funds, and transfers.

The MGIB RATCHET BASE FOR EXCLUDED FUNDS is calculated the same as for Covered Funds and Special Funds, but for premiums, allocations, withdrawals or transfers attributable to Excluded Funds.

EFFECT OF TRANSFERS ON MGIB RATCHET BASE:

Net transfers from Covered or Special Funds to Excluded Funds will reduce the MGIB Ratchet Base allocated to Covered and Special Funds on a pro-rata basis. The resulting increase in the MGIB Ratchet Base allocated to Excluded Funds will equal the reduction in the MGIB Ratchet Base allocated to Covered and Special Funds.

Net transfers from Excluded Funds to Covered or Special Funds will reduce the MGIB Ratchet Base allocated to Excluded Funds on a pro-rata basis. The resulting increase in the MGIB Ratchet Base allocated to Covered and Special Funds will equal the lesser of the net contract value transferred and the change in the MGIB Ratchet Base allocated to Excluded Funds.

A "quarterly anniversary date" is the date three months from the contract date that falls on the same date in the month as the contract date. For example, if the contract date is February 12, the quarterly anniversary date is May 12. If there is no corresponding date in the month, the quarterly anniversary date will be the last date of such month. If the quarterly anniversary date falls on a weekend or holiday, we will use the value as of the subsequent business day.

MGIB INCOME OPTIONS

A new option is available, once during the life of the Contract, to elect to apply up to 50% of the MGIB Benefit Base to one of the MGIB Income Options available under the Rider. This option may only be exercised on a contract anniversary at or after the end of the waiting period. The portion of the MGIB Benefit Base so applied will be used to determine the MGIB income, as is otherwise described in the prospectus. The Contract Value will be reduced on a pro rata basis. Any subsequent exercise of your right to receive payments under the MGIB rider must be for 100% of the remaining value. The amount applied to the partial annuitization will be treated as a withdrawal for purposes of adjusting contract and rider values. Please note that if you elect partial annuitization, income payments received will be reported as withdrawals. Please consult your tax adviser before making this election.

The following are the MGIB Income Options available under the MGIB Rider:

     (a) Income for Life (Single Life or Joint with 100% Survivor) and 10-20 year certain;

     (b)  Income for a 20-30 year period certain;

     (c) Any other income plan offered by the Company in conjunction with the MGIB rider on the MGIB Benefit Date.

You may elect to have payments under MGIB Income Options (a) and (b) increase annually at 1%, 2% or 3%.

The following table replaces the expense table in the Profile to the Prospectus, and reflects the new highest optional rider charge, assumed to be 1.14%, where the rider base is equal to the initial premium and increases by 7% each year.

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                                                                                                    EXAMPLES:
                                                                                                    ---------
                              TOTAL ANNUAL                        TOTAL ANNUAL            TOTAL CHARGES AT THE END OF:
                            INSURANCE CHARGES                        CHARGES             1 YEAR              10 YEARS
                            ----------------                     ---------------    -----------------     ----------------
                             WITH       W/O     TOTAL ANNUAL     WITH      W/O       WITH       W/O       WITH        W/O
                              THE       ANY      INVESTMENT       THE      ANY        THE       ANY        THE        ANY
                             RIDER     RIDER      PORTFOLIO      RIDER    RIDER      RIDER     RIDER      RIDER      RIDER
  INVESTMENT PORTFOLIO      CHARGES   CHARGE       CHARGES      CHARGES   CHARGE    CHARGES   CHARGE     CHARGES    CHARGE
---------------------------------------------------------------------------------------------------------------------------

THE GCG TRUST
All Cap                      3.72%      2.28%       1.01%      4.73%      3.29%       $47        $33       $479       $359
Capital Growth               3.72%      2.28%       1.02%      4.74%      3.30%       $47        $33       $480       $359
Capital Guardian Small Cap   3.72%      2.28%       0.95%      4.67%      3.23%       $47        $33       $475       $353
Core Bond                    3.72%      2.28%       1.01%      4.73%      3.29%       $47        $33       $479       $359
Developing World             3.72%      2.28%       1.76%      5.48%      4.04%       $55        $41       $535       $424
Diversified Mid-Cap          3.72%      2.28%       1.01%      4.73%      3.29%       $47        $33       $479       $359
Equity Growth                3.72%      2.28%       1.01%      4.73%      3.29%       $47        $33       $479       $359
Equity Income                3.72%      2.28%       0.95%      4.67%      3.23%       $47        $33       $475       $353
Equity Opportunity           3.72%      2.28%       0.95%      4.67%      3.23%       $47        $33       $475       $353
Focus Value                  3.72%      2.28%       1.06%      4.78%      3.34%       $48        $34       $483       $363
Fully Managed                3.72%      2.28%       0.95%      4.67%      3.23%       $47        $33       $475       $353
Fundamental Growth           3.72%      2.28%       1.06%      4.78%      3.34%       $48        $34       $483       $363
Global Franchise             3.72%      2.28%       1.26%      4.98%      3.54%       $50        $36       $498       $381
Growth                       3.72%      2.28%       1.02%      4.74%      3.30%       $47        $33       $480       $359
Hard Assets                  3.72%      2.28%       0.95%      4.67%      3.23%       $47        $33       $475       $353
International Enhanced
   EAFE                      3.72%      2.28%       1.26%      4.98%      3.54%       $50        $36       $498       $381
International Equity         3.72%      2.28%       1.26%      4.98%      3.54%       $50        $36       $498       $381
Internet Tollkeeper          3.72%      2.28%       1.86%      5.58%      4.14%       $56        $42       $542       $432
Investors                    3.72%      2.28%       1.01%      4.73%      3.29%       $47        $33       $479       $359
J.P. Morgan Fleming Small
   Cap Equity                3.72%      2.28%       1.16%      4.88%      3.44%       $49        $35       $491       $372
Janus Growth and Income      3.72%      2.28%       1.11%      4.83%      3.39%       $48        $34       $487       $368
Large Cap Value              3.72%      2.28%       1.01%      4.73%      3.29%       $47        $33       $479       $359
Limited Maturity Bond        3.33%      2.28%       0.54%      3.87%      2.82%       $39        $29       $407       $315
Liquid Asset                 3.33%      2.28%       0.54%      3.87%      2.82%       $39        $29       $407       $315
Managed Global               3.72%      2.28%       1.26%      4.98%      3.54%       $50        $36       $498       $381
Mid-Cap Growth               3.72%      2.28%       0.89%      4.61%      3.17%       $46        $32       $470       $348
Real Estate                  3.72%      2.28%       0.95%      4.67%      3.23%       $47        $33       $475       $353
Research                     3.72%      2.28%       0.89%      4.61%      3.17%       $46        $32       $470       $348
Special Situations           3.72%      2.28%       1.11%      4.83%      3.39%       $48        $34       $487       $368
Strategic Equity             3.72%      2.28%       0.95%      4.67%      3.23%       $47        $33       $475       $353
Total Return                 3.72%      2.28%       0.89%      4.61%      3.17%       $46        $32       $470       $348
Value Equity                 3.72%      2.28%       0.95%      4.67%      3.23%       $47        $33       $475       $353
Van Kampen Growth and
   Income                    3.72%      2.28%       0.95%      4.67%      3.23%       $47        $33       $475       $353

AIM VARIABLE INSURANCE FUND
AIM V.I. Dent Demographic
Trends Fund                  3.72%      2.28%       1.45%      5.17%      3.73%       $52        $38       $513       $398

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
Fidelity VIP
   Equity-Income             3.72%      2.28%       0.84%      4.56%      3.12%       $46        $31       $466       $343
   Portfolio -S2
Fidelity VIP Growth
   Portfolio -S2             3.72%      2.28%       0.93%      4.65%      3.21%       $47        $32       $473       $351

ING GET FUND
ING GET                      4.22%      2.78%       1.00%      5.22%      3.78%       $52        $38       N/A        N/A

ING VARIABLE INSURANCE TRUST
ING VP Worldwide Growth      3.72%      2.28%       1.23%      4.95%      3.51%       $50        $35       $496       $378

ING VP BOND PORTFOLIO
ING VP Bond -S               3.72%      2.28%       0.75%      4.47%      3.03%       $45        $31       $459       $335

ING VARIABLE PRODUCTS TRUST
ING VP Growth
   Opportunities (S)         3.72%      2.28%       1.10%      4.82%      3.38%       $48        $34       $486       $367
ING VP MagnaCap  (S)         3.72%      2.28%       1.10%      4.82%      3.38%       $48        $34       $486       $367
ING VP SmallCap
   Opportunities (S)         3.72%      2.28%       1.10%      4.82%      3.38%       $48        $34       $486       $367

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF-
   Financial Services Fund   3.72%      2.28%       1.07%      4.79%      3.35%       $48        $34       $484       $364
INVESCO VIF-
   Health Sciences Fund      3.72%      2.28%       1.06%      4.78%      3.34%       $48        $34       $483       $363
INVESCO VIF-
   Leisure Fund              3.72%      2.28%       1.39%      5.11%      3.67%       $51        $37       $508       $392
INVESCO VIF-
   Utilities Fund            3.72%      2.28%       1.37%      5.09%      3.65%       $51        $37       $507       $391

THE PIMCO VARIABLE INSURANCE TRUST
PIMCO High Yield             3.72%      2.28%       0.75%      4.47%      3.03%       $45        $31       $459       $335
PIMCO StocksPLUS Growth
   and Income                3.72%      2.28%       0.65%      4.37%      2.93%       $44        $30       $451       $325

PIONEER VARIABLE CONTRACTS TRUST
Pioneer Fund VCT             3.72%      2.28%       1.04%      4.76%      3.32%       $48        $33       $482       $361
Pioneer Mid-Cap
   Value VCT                 3.72%      2.28%       1.11%      4.83%      3.39%       $48        $34       $487       $368

PROFUNDS VP
ProFund VP Bull              3.72%      2.28%       1.98%      5.70%      4.26%       $57        $43       $550       $442
ProFund VP Europe 30         3.72%      2.28%       1.89%      5.61%      4.17%       $56        $42       $544       $435
ProFund VP Small-Cap         3.72%      2.28%       2.25%      5.97%      4.53%       $59        $45       $569       $464

THE PRUDENTIAL SERIES FUND, INC.
Jennison                     3.72%      2.28%       1.04%      4.76%      3.32%       $48        $33       $482       $361
SP Jennison
   International Growth      3.72%      2.28%       2.26%      5.98%      4.54%       $60        $46       $570       $465
------------------------------------------------------------------------------------------------------------------------------

EXAMPLES

The following example is designed to show you the expenses you would pay on a $1,000 investment, that earns 5% annually. This example replaces Example 1 currently in your prospectus. Example 2 is unchanged. The example assumes election of the Max 7 Enhanced Death Benefit. The example reflects the deduction of a mortality and expense risk charge, an asset-based administrative charge, and the annual contract administrative charge as an annual charge of 0.03% of assets (based on an average contract value of $135,000). Expenses for the GET Fund, if available, also reflect the asset-based GET Fund guarantee charge of 0.50% of assets in the GET Fund. Because a GET Fund series has a five year period to maturity, no GET Fund expenses are shown in the 10 year expense column for the GET Fund. This example also assumes you elected the earnings multiplier benefit rider with a charge of 0.30% of the contract value annually and that you elected an optional benefit rider with the highest cost, an assumed charge of 1.14% annually, where the rider base is equal to the initial premium and increases by 7% annually, and the rider charge is assessed each quarter on a base equal to the hypothetical $1,000 premium increasing at 7% per year. The assumed annual rider charge of 1.14% results from the assumption of a 7% annual increase in the rider base but only a 5% earnings increase in the contract value before expenses. Thus, 1.14% represents an annual charge over the 10-year period which is equivalent to a charge of 0.1875% of rider base per quarter over the same period. For Yr-2003 contract owners, the assumed annual rider charge is 0.75% for allocations to the Liquid Asset Portfolio or Limited Maturity Bond Portfolio. The example also assumes that any applicable expense reimbursement of underlying portfolio expenses will continue for the periods shown. If another death benefit is elected instead of the Max 7 Enhanced Death Benefit used in the examples, the actual expenses will be less than those represented in the examples.

Example 1:

If you elected both the earnings multiplier benefit rider and another optional benefit rider with the highest charge, you would pay the following expenses for each $1,000 invested, whether or not you surrender your contract or annuitize at the end of the applicable time period:

--------------------------------------------------------------------------------------------------------------------
                                                         1 YEAR           3 YEARS           5 YEARS         10 YEARS
--------------------------------------------------------------------------------------------------------------------
  THE GCG TRUST
      All Cap                                              $47              $142             $238              $479
      Capital Growth                                       $47              $143             $239              $480
      Capital Guardian Small Cap                           $47              $141             $235              $475
      Core Bond                                            $47              $142             $238              $479
      Developing World                                     $55              $163             $271              $535
      Diversified Mid-Cap                                  $47              $142             $238              $479
      Equity Growth-S                                      $47              $142             $238              $479
      Equity Income                                        $47              $141             $235              $475
      Equity Opportunity                                   $47              $141             $235              $475
      Focus Value-S                                        $48              $144             $240              $483
      Fully Managed                                        $47              $141             $235              $475
      Fundamental Growth-S                                 $48              $144             $240              $483
      Global Franchise-S                                   $50              $149             $249              $498
      Growth                                               $47              $143             $239              $480
      Hard Assets                                          $47              $141             $235              $475
      International Enhanced EAFE-S                        $50              $149             $249              $498
      International Equity                                 $50              $149             $249              $498
      Internet Tollkeeper                                  $56              $166             $275              $542
      Investors                                            $47              $142             $238              $479
      J.P. Morgan Fleming Small Cap Equity-S               $49              $147             $245              $491
      Janus Growth and Income                              $48              $145             $243              $487
      Large Cap Value                                      $47              $142             $238              $479
      Limited Maturity Bond                                $39              $118             $199              $407
      Liquid Asset                                         $39              $118             $199              $407
      Managed Global                                       $50              $149             $249              $498
      Mid-Cap Growth                                       $46              $139             $233              $470
      Real Estate                                          $47              $141             $235              $475
      Research                                             $46              $139             $233              $470
      Special Situations                                   $48              $145             $243              $487
      Strategic Equity                                     $47              $141             $235              $475
      Total Return                                         $46              $139             $233              $470
      Value Equity                                         $47              $141             $235              $475
      Van Kampen Growth and Income                         $47              $141             $235              $475

      AIM VARIABLE INSURANCE FUNDS
      AIM V.I. Dent Demographic Trends Fund                $52              $155             $257              $513

      FIDELITY VARIABLE INSURANCE PRODUCTS FUND
      Fidelity VIP Equity-Income Portfolio -S2             $46              $138             $231              $466
      Fidelity VIP Growth Portfolio -S2                    $47              $140             $235              $473

      ING VARIABLE INSURANCE TRUST
      ING VP Worldwide Growth                              $50              $149             $248              $496

      ING VP BOND PORTFOLIO
      ING VP Bond Portfolio -S                             $45              $135             $226              $459

      ING VARIABLE PRODUCTS TRUST
      ING VP Growth Opportunities (S)                      $48              $145             $242              $486
      ING VP MagnaCap  (S)                                 $48              $145             $242              $486
      ING VP SmallCap Opportunities (S)                    $48              $145             $242              $486

      INVESCO VARIABLE INVESTMENT FUNDS, INC.
      INVESCO VIF- Financial Services Fund                 $48              $144             $241              $484
      INVESCO VIF- Health Sciences Fund                    $48              $144             $240              $483
      INVESCO VIF- Leisure Fund                            $51              $153             $255              $508
      INVESCO VIF- Utilities Fund                          $51              $152             $254              $507

      THE PIMCO VARIABLE INSURANCE TRUST
      PIMCO High Yield                                     $45              $135             $226              $459
      PIMCO StocksPLUS Growth and Income                   $44              $132             $222              $451

      PIONEER VARIABLE CONTRACTS TRUST
      Pioneer Fund VCT Portfolio                           $48              $143             $239              $482
      Pioneer Mid-Cap Value VCT Portfolio                  $48              $145             $243              $487

      PROFUNDS
      ProFund VP Bull                                      $57              $169             $280              $550
      ProFund VP Europe 30                                 $56              $167             $276              $544
      ProFund VP Small-Cap                                 $59              $177             $291              $569

      THE PRUDENTIAL SERIES FUND, INC.
      Jennison                                             $48              $143             $239              $482
      SP Jennison International Growth                     $60              $177             $292              $570

      ING GET FUND
      ING GET                                              $52              $156             $260              $516
      --------------------------------------------------------------------------------------------------------------------










GOLDEN AMERICAN LIFE INSURANCE COMPANY
Golden American Life Insurance Company is a stock company domiciled in Delaware.

125125   Access                                                      02/04/2003